Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
Notes Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.17				31.12.16
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets measured at fair value on a recurring basis

Financial assets held for trading[2]	108,962	15,211	1,972	126,144	76,044	14,292	1,689	92,025
of which:
Government bills / bonds	11,935	918	0	12,854	10,500	1,319	0	11,820
Corporate and municipal bonds	37	7,974	552	8,563	58	6,638	591	7,287
Loans	0	3,346	501	3,847	0	1,356	681	2,037
Investment fund units	7,223	1,839	571	9,632	6,114	3,521	63	9,698
Asset-backed securities	0	194	174	368	0	470	215	685
Equity instruments	79,274	186	105	79,565	50,913	397	65	51,375
Financial assets for unit-linked investment contracts	10,492	755	69	11,316	8,459	591	74	9,123

Positive replacement values	458	116,221	1,549	118,227	434	155,428	2,549	158,411
of which:
Interest rate contracts	1	43,913	135	44,049	8	57,703	278	57,988
Credit derivative contracts	0	2,266	550	2,816	0	2,562	1,313	3,875
Foreign exchange contracts	207	46,748	189	47,143	263	75,607	222	76,092
Equity / index contracts	16	21,541	675	22,232	1	17,274	729	18,003
Commodity contracts	0	1,727	0	1,727	0	2,269	8	2,277

Financial assets designated at fair value	23,032	34,481	1,419	58,933	39,641	23,632	2,079	65,353
of which:
Government bills / bonds	22,062	3,900	0	25,961	39,439	4,361	0	43,799
Corporate and municipal bonds	765	20,702	0	21,467	15	16,860	0	16,875
Loans (including structured loans)	0	9,385	758	10,143	0	2,043	1,195	3,238
Structured reverse repurchase and securitiesborrowing agreements	0	118	173	291	0	40	644	684
Other	205	377	489	1,071	187	329	240	756

Financial assets available for sale	3,000	5,157	507	8,665	6,299	8,891	486	15,676
of which:
Government bills / bonds	2,733	133	0	2,866	5,444	450	0	5,894
Corporate and municipal bonds	121	1,060	9	1,189	646	4,939	12	5,596
Investment fund units	0	70	115	185	0	51	126	177
Asset-backed securities	0	3,880	0	3,880	0	3,381	0	3,381
Equity instruments	146	16	384	546	204	71	336	611

Non-financial assets
Precious metals and other physical commodities	4,563	0	0	4,563	4,583	0	0	4,583

Assets measured at fair value on a non-recurring basis
Other assets[3]	0	54	42	95	5,060	131	56	5,248
Total assets measured at fair value	140,015	171,125	5,489	316,629	132,062	202,377	6,860	341,298

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.17				31.12.16
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Liabilities measured at fair value on a recurring basis

Trading portfolio liabilities	26,037	4,309	117	30,463	18,807	3,898	119	22,824
of which:
Government bills / bonds	5,153	256	0	5,409	5,573	648	0	6,221
Corporate and municipal bonds	50	3,453	35	3,538	12	2,927	37	2,976
Investment fund units	541	263	16	820	484	91	20	595
Equity instruments	20,293	336	66	20,695	12,738	227	62	13,026

Negative replacement values	398	112,928	2,807	116,133	539	149,255	4,016	153,810
of which:
Interest rate contracts	5	38,196	186	38,387	12	51,990	475	52,476
Credit derivative contracts	0	3,196	601	3,797	0	3,269	1,538	4,807
Foreign exchange contracts	213	45,150	122	45,485	274	71,668	148	72,089
Equity / index contracts	42	24,803	1,896	26,741	1	20,254	1,854	22,109
Commodity contracts	0	1,561	1	1,562	0	2,040	1	2,041

Financial liabilities designated at fair value	0	41,376	12,826	54,202	2	44,007	11,008	55,017
of which:
Issued debt instruments	0	38,617	10,885	49,502	0	40,242	9,688	49,930
Over-the-counter debt instruments	0	2,385	1,930	4,315	2	3,611	1,050	4,663
Structured repurchase agreements	0	372	4	376	0	130	266	395
Loan commitments and guarantees	0	2	7	9	0	25	5	29

Other liabilities – amounts due under unit-linkedinvestment contracts	0	11,523	0	11,523	0	9,286	0	9,286

Liabilities measured at fair value on a non-recurring basis
Other liabilities[3]	0	1	0	1	0	5,213	0	5,213
Total liabilities measured at fair value	26,435	170,138	15,750	212,323	19,347	211,660	15,143	246,150
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets held for trading exclude precious metals and other physical commodities. 3 Other assets and other liabilities primarily consist of assets held for sale as well as assets and liabilities of a disposal group held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.17				31.12.16
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets measured at fair value on a recurring basis

Financial assets held for trading[2]	108,962	15,211	1,972	126,144	76,044	14,292	1,689	92,025
of which:
Government bills / bonds	11,935	918	0	12,854	10,500	1,319	0	11,820
Corporate and municipal bonds	37	7,974	552	8,563	58	6,638	591	7,287
Loans	0	3,346	501	3,847	0	1,356	681	2,037
Investment fund units	7,223	1,839	571	9,632	6,114	3,521	63	9,698
Asset-backed securities	0	194	174	368	0	470	215	685
Equity instruments	79,274	186	105	79,565	50,913	397	65	51,375
Financial assets for unit-linked investment contracts	10,492	755	69	11,316	8,459	591	74	9,123

Positive replacement values	458	116,221	1,549	118,227	434	155,428	2,549	158,411
of which:
Interest rate contracts	1	43,913	135	44,049	8	57,703	278	57,988
Credit derivative contracts	0	2,266	550	2,816	0	2,562	1,313	3,875
Foreign exchange contracts	207	46,748	189	47,143	263	75,607	222	76,092
Equity / index contracts	16	21,541	675	22,232	1	17,274	729	18,003
Commodity contracts	0	1,727	0	1,727	0	2,269	8	2,277

Financial assets designated at fair value	23,032	34,481	1,419	58,933	39,641	23,632	2,079	65,353
of which:
Government bills / bonds	22,062	3,900	0	25,961	39,439	4,361	0	43,799
Corporate and municipal bonds	765	20,702	0	21,467	15	16,860	0	16,875
Loans (including structured loans)	0	9,385	758	10,143	0	2,043	1,195	3,238
Structured reverse repurchase and securitiesborrowing agreements	0	118	173	291	0	40	644	684
Other	205	377	489	1,071	187	329	240	756

Financial assets available for sale	3,000	5,157	507	8,665	6,299	8,891	486	15,676
of which:
Government bills / bonds	2,733	133	0	2,866	5,444	450	0	5,894
Corporate and municipal bonds	121	1,060	9	1,189	646	4,939	12	5,596
Investment fund units	0	70	115	185	0	51	126	177
Asset-backed securities	0	3,880	0	3,880	0	3,381	0	3,381
Equity instruments	146	16	384	546	204	71	336	611

Non-financial assets
Precious metals and other physical commodities	4,563	0	0	4,563	4,583	0	0	4,583

Assets measured at fair value on a non-recurring basis
Other assets[3]	0	54	42	95	5,060	131	56	5,248
Total assets measured at fair value	140,015	171,125	5,489	316,629	132,062	202,377	6,860	341,298

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.17				31.12.16
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Liabilities measured at fair value on a recurring basis

Trading portfolio liabilities	26,037	4,309	117	30,463	18,807	3,898	119	22,824
of which:
Government bills / bonds	5,153	256	0	5,409	5,573	648	0	6,221
Corporate and municipal bonds	50	3,453	35	3,538	12	2,927	37	2,976
Investment fund units	541	263	16	820	484	91	20	595
Equity instruments	20,293	336	66	20,695	12,738	227	62	13,026

Negative replacement values	398	112,928	2,807	116,133	539	149,255	4,016	153,810
of which:
Interest rate contracts	5	38,196	186	38,387	12	51,990	475	52,476
Credit derivative contracts	0	3,196	601	3,797	0	3,269	1,538	4,807
Foreign exchange contracts	213	45,150	122	45,485	274	71,668	148	72,089
Equity / index contracts	42	24,803	1,896	26,741	1	20,254	1,854	22,109
Commodity contracts	0	1,561	1	1,562	0	2,040	1	2,041

Financial liabilities designated at fair value	0	41,376	12,826	54,202	2	44,007	11,008	55,017
of which:
Issued debt instruments	0	38,617	10,885	49,502	0	40,242	9,688	49,930
Over-the-counter debt instruments	0	2,385	1,930	4,315	2	3,611	1,050	4,663
Structured repurchase agreements	0	372	4	376	0	130	266	395
Loan commitments and guarantees	0	2	7	9	0	25	5	29

Other liabilities – amounts due under unit-linkedinvestment contracts	0	11,523	0	11,523	0	9,286	0	9,286

Liabilities measured at fair value on a non-recurring basis
Other liabilities[3]	0	1	0	1	0	5,213	0	5,213
Total liabilities measured at fair value	26,435	170,138	15,750	212,323	19,347	211,660	15,143	246,150
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets held for trading exclude precious metals and other physical commodities. 3 Other assets and other liabilities primarily consist of assets held for sale as well as assets and liabilities of a disposal group held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.17			31.12.16
CHF billion	31.12.17	31.12.16	31.12.17	31.12.16			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets held for trading / Trading portfolio liabilities, Financial assets / liabilities designated at fair value and Financial assets available for sale
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	133	92	0	128	88	points
Traded loans, loans designated at fair value, loan commitments and guarantees	1.7	2.0	0.0	0.0	Relative value to market comparable	Loan price equivalent	50	102	98	39	103	94	points
					Discounted expected cash flows	Credit spread	23	124		71	554		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	16	2%
Investment fund units[3]	0.7	0.2	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.5	0.4	0.1	0.1	Relative value to market comparable	Price
Structured (reverse) repurchase agreements	0.2	0.6	0.0	0.3	Discounted expected cash flows	Funding spread	15	195		15	195		basis points
Issued and over-the-counter debt instruments[4]			12.8	10.7
Replacement values
Interest rate contracts	0.1	0.3	0.2	0.5	Option model	Volatility of interest rates	26	229		26	176%
Credit derivative contracts	0.5	1.3	0.6	1.5	Discounted expected cash flows	Credit spreads	6	550		0	791		basis points
						Bond price equivalent	2	102		3	100		points
Equity / index contracts	0.7	0.7	1.9	1.9	Option model	Equity dividend yields	0	13		0	15%
						Volatility of equity stocks, equity and other indices	0	172		0	150%
						Equity-to-FX correlation	(39)	70		(45)	82%
						Equity-to-equity correlation	(50)	97		12	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for issued debt instruments and over-the-counter debt instruments are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.17			31.12.16
CHF billion	31.12.17	31.12.16	31.12.17	31.12.16			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets held for trading / Trading portfolio liabilities, Financial assets / liabilities designated at fair value and Financial assets available for sale
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	133	92	0	128	88	points
Traded loans, loans designated at fair value, loan commitments and guarantees	1.7	2.0	0.0	0.0	Relative value to market comparable	Loan price equivalent	50	102	98	39	103	94	points
					Discounted expected cash flows	Credit spread	23	124		71	554		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	16	2%
Investment fund units[3]	0.7	0.2	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.5	0.4	0.1	0.1	Relative value to market comparable	Price
Structured (reverse) repurchase agreements	0.2	0.6	0.0	0.3	Discounted expected cash flows	Funding spread	15	195		15	195		basis points
Issued and over-the-counter debt instruments[4]			12.8	10.7
Replacement values
Interest rate contracts	0.1	0.3	0.2	0.5	Option model	Volatility of interest rates	26	229		26	176%
Credit derivative contracts	0.5	1.3	0.6	1.5	Discounted expected cash flows	Credit spreads	6	550		0	791		basis points
						Bond price equivalent	2	102		3	100		points
Equity / index contracts	0.7	0.7	1.9	1.9	Option model	Equity dividend yields	0	13		0	15%
						Volatility of equity stocks, equity and other indices	0	172		0	150%
						Equity-to-FX correlation	(39)	70		(45)	82%
						Equity-to-equity correlation	(50)	97		12	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for issued debt instruments and over-the-counter debt instruments are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Balance at the beginning of the year	371	421	480
Profit / (loss) deferred on new transactions	242	254	268
(Profit) / loss recognized in the income statement	(274)	(290)	(321)
(Profit) / loss recognized in other comprehensive income		(23)
Foreign currency translation	(10)	9	(6)
Balance at the end of the year	329	371	421

Disclosure Of Change In Fair Value Of Financial Liability Attributable To Change In Credit Risk Of Liability Explanatory
Own credit adjustments on financial liabilities designated at fair value
	For the year ended
	Included inOther comprehensive income		Included in Net trading income
CHF million	31.12.17	31.12.16	31.12.15
Recognized during the year:
Realized gain / (loss)	21	18
Unrealized gain / (loss)	(333)	(138)	553
Total gain / (loss), before tax	(312)	(120)

	As of
CHF million	31.12.17	31.12.16	31.12.15
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	(195)	141	287

Disclosure Of Valuation Adjustments On Financial Instruments Explanatory
Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), CHF million	31.12.17	31.12.16
Credit valuation adjustments[1]	(113)	(216)
Funding valuation adjustments	(49)	(106)
Debit valuation adjustments	2	5
Other valuation adjustments	(715)	(713)
of which: liquidity	(465)	(439)
of which: model uncertainty	(250)	(274)
1 Amounts do not include reserves against defaulted counterparties.

Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Explanatory
Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	31.12.17		31.12.16
CHF million	Favorablechanges[2]	Unfavorablechanges[2]	Favorablechanges[2]	Unfavorablechanges[2]
Traded loans, loans designated at fair value, loan commitments and guarantees	79	(11)	80	(8)
Asset-backed securities	19	(15)	23	(29)
Equity instruments	79	(53)	85	(66)
Interest rate derivative contracts, net	13	(26)	30	(30)
Credit derivative contracts, net	64	(99)	128	(174)
Foreign exchange derivative contracts, net	12	(6)	18	(9)
Equity / index derivative contracts, net	190	(193)	142	(143)
Structured (reverse) repurchase agreements	34	(34)	43	(46)
Other	13	(13)	12	(12)
Total	502	(450)	560	(517)
1 Effective 31 December 2017, the sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or structured financing instrument. Prior-period information has been restated to reflect this change in presentation. 2 Of the total favorable changes, CHF 78 million as of 31 December 2017 (31 December 2016: CHF 75 million) related to financial assets available for sale. Of the total unfavorable changes, CHF 51 million as of 31 December 2017 (31 December 2016: CHF 55 million) related to financial assets available for sale.

Non-recurring Fair Value Measurement [Member]
Notes Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
	31.12.17					31.12.16
	Carrying value	Fair value				Carrying value	Fair value
CHF billion	Total	Total	Level 1	Level 2	Level 3	Total	Total	Level 1	Level 2	Level 3
Assets
Cash and balances with central banks	87.8	87.8	87.8	0.0	0.0	107.8	107.8	107.8	0.0	0.0
Due from banks	13.7	13.7	13.1	0.6	0.0	13.2	13.2	12.5	0.7	0.0
Cash collateral on securities borrowed	12.4	12.4	0.0	12.4	0.0	15.1	15.1	0.0	15.1	0.0
Reverse repurchase agreements	77.2	77.2	0.0	74.8	2.5	66.2	66.2	0.0	62.5	3.7
Cash collateral receivables on derivative instruments	23.4	23.4	0.0	23.4	0.0	26.7	26.7	0.0	26.7	0.0
Loans	319.6	321.0	0.0	176.7	144.3	306.3	309.7	0.0	169.3	140.4
Financial assets held to maturity	9.2	9.0	6.3	2.7	0.0	9.3	9.1	6.3	2.8	0.0
Other assets	27.9	27.9	0.0	27.9	0.0	18.5	18.5	0.0	18.5	0.0
Liabilities
Due to banks	7.5	7.5	6.5	1.1	0.0	10.6	10.6	8.8	1.9	0.0
Cash collateral on securities lent	1.8	1.8	0.0	1.8	0.0	2.8	2.8	0.0	2.8	0.0
Repurchase agreements	15.3	15.3	0.0	15.3	0.0	6.6	6.6	0.0	6.6	0.0
Cash collateral payables on derivative instruments	30.2	30.2	0.0	30.2	0.0	35.5	35.5	0.0	35.5	0.0
Due to customers	409.0	409.0	0.0	409.0	0.0	423.7	423.7	0.0	423.7	0.0
Debt issued	139.6	143.5	0.0	139.1	4.3	103.7	106.1	0.0	103.5	2.6
Other liabilities	36.3	36.3	0.0	36.3	0.0	38.3	38.4	0.0	38.4	0.0

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
	31.12.17					31.12.16
	Carrying value	Fair value				Carrying value	Fair value
CHF billion	Total	Total	Level 1	Level 2	Level 3	Total	Total	Level 1	Level 2	Level 3
Assets
Cash and balances with central banks	87.8	87.8	87.8	0.0	0.0	107.8	107.8	107.8	0.0	0.0
Due from banks	13.7	13.7	13.1	0.6	0.0	13.2	13.2	12.5	0.7	0.0
Cash collateral on securities borrowed	12.4	12.4	0.0	12.4	0.0	15.1	15.1	0.0	15.1	0.0
Reverse repurchase agreements	77.2	77.2	0.0	74.8	2.5	66.2	66.2	0.0	62.5	3.7
Cash collateral receivables on derivative instruments	23.4	23.4	0.0	23.4	0.0	26.7	26.7	0.0	26.7	0.0
Loans	319.6	321.0	0.0	176.7	144.3	306.3	309.7	0.0	169.3	140.4
Financial assets held to maturity	9.2	9.0	6.3	2.7	0.0	9.3	9.1	6.3	2.8	0.0
Other assets	27.9	27.9	0.0	27.9	0.0	18.5	18.5	0.0	18.5	0.0
Liabilities
Due to banks	7.5	7.5	6.5	1.1	0.0	10.6	10.6	8.8	1.9	0.0
Cash collateral on securities lent	1.8	1.8	0.0	1.8	0.0	2.8	2.8	0.0	2.8	0.0
Repurchase agreements	15.3	15.3	0.0	15.3	0.0	6.6	6.6	0.0	6.6	0.0
Cash collateral payables on derivative instruments	30.2	30.2	0.0	30.2	0.0	35.5	35.5	0.0	35.5	0.0
Due to customers	409.0	409.0	0.0	409.0	0.0	423.7	423.7	0.0	423.7	0.0
Debt issued	139.6	143.5	0.0	139.1	4.3	103.7	106.1	0.0	103.5	2.6
Other liabilities	36.3	36.3	0.0	36.3	0.0	38.3	38.4	0.0	38.4	0.0

Level 3
Notes Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.17			31.12.16
CHF billion	31.12.17	31.12.16	31.12.17	31.12.16			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets held for trading / Trading portfolio liabilities, Financial assets / liabilities designated at fair value and Financial assets available for sale
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	133	92	0	128	88	points
Traded loans, loans designated at fair value, loan commitments and guarantees	1.7	2.0	0.0	0.0	Relative value to market comparable	Loan price equivalent	50	102	98	39	103	94	points
					Discounted expected cash flows	Credit spread	23	124		71	554		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	16	2%
Investment fund units[3]	0.7	0.2	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.5	0.4	0.1	0.1	Relative value to market comparable	Price
Structured (reverse) repurchase agreements	0.2	0.6	0.0	0.3	Discounted expected cash flows	Funding spread	15	195		15	195		basis points
Issued and over-the-counter debt instruments[4]			12.8	10.7
Replacement values
Interest rate contracts	0.1	0.3	0.2	0.5	Option model	Volatility of interest rates	26	229		26	176%
Credit derivative contracts	0.5	1.3	0.6	1.5	Discounted expected cash flows	Credit spreads	6	550		0	791		basis points
						Bond price equivalent	2	102		3	100		points
Equity / index contracts	0.7	0.7	1.9	1.9	Option model	Equity dividend yields	0	13		0	15%
						Volatility of equity stocks, equity and other indices	0	172		0	150%
						Equity-to-FX correlation	(39)	70		(45)	82%
						Equity-to-equity correlation	(50)	97		12	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for issued debt instruments and over-the-counter debt instruments are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.17			31.12.16
CHF billion	31.12.17	31.12.16	31.12.17	31.12.16			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets held for trading / Trading portfolio liabilities, Financial assets / liabilities designated at fair value and Financial assets available for sale
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	133	92	0	128	88	points
Traded loans, loans designated at fair value, loan commitments and guarantees	1.7	2.0	0.0	0.0	Relative value to market comparable	Loan price equivalent	50	102	98	39	103	94	points
					Discounted expected cash flows	Credit spread	23	124		71	554		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	16	2%
Investment fund units[3]	0.7	0.2	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.5	0.4	0.1	0.1	Relative value to market comparable	Price
Structured (reverse) repurchase agreements	0.2	0.6	0.0	0.3	Discounted expected cash flows	Funding spread	15	195		15	195		basis points
Issued and over-the-counter debt instruments[4]			12.8	10.7
Replacement values
Interest rate contracts	0.1	0.3	0.2	0.5	Option model	Volatility of interest rates	26	229		26	176%
Credit derivative contracts	0.5	1.3	0.6	1.5	Discounted expected cash flows	Credit spreads	6	550		0	791		basis points
						Bond price equivalent	2	102		3	100		points
Equity / index contracts	0.7	0.7	1.9	1.9	Option model	Equity dividend yields	0	13		0	15%
						Volatility of equity stocks, equity and other indices	0	172		0	150%
						Equity-to-FX correlation	(39)	70		(45)	82%
						Equity-to-equity correlation	(50)	97		12	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for issued debt instruments and over-the-counter debt instruments are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments											+
		Total gains / (losses) included incomprehensive income									+		Total gains / (losses) included incomprehensive income
CHF billion	Balanceas of 31 December 2015	Net interestincome,net tradingincomeand otherincome	of which:related toLevel 3instrumentsheld at the endof the reportingperiod	Purchases	Sales	Issuances	Settlements	TransfersintoLevel 3	Transfersout ofLevel 3	Foreign currency translation	+	Balanceas of31 December2016	Net interestincome,net tradingincomeand otherincome	of which:related toLevel 3instrumentsheld at the endof the reportingperiod	Purchases	Sales	Issuances	Settlements	TransfersintoLevel 3	Transfersout ofLevel 3	Foreign currency translation	Balanceas of 31 December2017[1]
											+
Financial assets held for trading	2.1	0.1	0.0	0.9	(6.8)	4.1	0.0	1.7	(0.3)	(0.1)	+	1.7	(0.1)	0.0	0.7	(3.8)	2.7	0.0	0.9	(0.2)	0.0	2.0
of which:											+
Corporate and municipal bonds	0.7	0.2	0.1	0.6	(0.8)	0.0	0.0	0.1	(0.1)	(0.1)	+	0.6	0.1	0.1	0.4	(0.7)	0.0	0.0	0.1	0.0	0.0	0.6
Loans	0.8	(0.1)	(0.1)	0.1	(5.2)	4.1	0.0	1.1	(0.2)	0.0	+	0.7	0.0	(0.1)	0.1	(2.8)	2.7	0.0	0.0	(0.1)	0.0	0.5
Other	0.6	0.0	0.0	0.2	(0.8)	0.0	0.0	0.5	0.0	0.0	+	0.4	(0.1)	0.0	0.2	(0.3)	0.0	0.0	0.8	0.0	0.0	0.9
											+
Financial assets designated at fair value	3.3	(0.4)	(0.1)	0.1	0.0	0.7	(1.9)	0.5	(0.1)	0.0	+	2.1	0.2	0.2	0.0	0.0	0.4	(1.2)	0.1	(0.1)	0.0	1.4
of which:											+
Loans (including structured loans)	1.7	(0.4)	(0.1)	0.0	0.0	0.6	(1.0)	0.4	(0.1)	0.0	+	1.2	0.2	0.2	0.0	0.0	0.1	(0.6)	0.0	(0.1)	0.0	0.8
Structured reverse repurchase and securities borrowing agreements	1.5	0.0	0.0	0.0	0.0	0.0	(0.9)	0.0	0.0	0.0	+	0.6	0.0	0.0	0.0	0.0	0.1	(0.6)	0.0	0.0	0.0	0.2
Other	0.1	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.0	+	0.2	(0.1)	(0.1)	0.0	0.0	0.2	0.0	0.1	0.0	0.0	0.5
											+
Financial assets available for sale	0.7	0.0	0.0	0.1	(0.1)	0.0	0.0	0.0	(0.1)	0.0	+	0.5	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.5
											+
Positive replacement values	2.9	(0.4)	(0.5)	0.0	0.0	1.0	(1.9)	1.3	(0.4)	0.0	+	2.5	(0.3)	(0.4)	0.0	0.0	0.9	(1.2)	0.4	(0.8)	0.0	1.5
of which:											+
Credit derivative contracts	1.3	(0.2)	(0.1)	0.0	0.0	0.6	(0.7)	0.4	(0.1)	0.0	+	1.3	(0.2)	(0.2)	0.0	0.0	0.0	(0.3)	0.0	(0.4)	0.0	0.5
Equity / index contracts	1.0	(0.1)	0.0	0.0	0.0	0.4	(0.6)	0.2	(0.2)	0.0	+	0.7	(0.1)	(0.1)	0.0	0.0	0.9	(0.7)	0.3	(0.4)	0.0	0.7
Other	0.6	(0.1)	(0.3)	0.0	0.0	0.1	(0.6)	0.7	(0.1)	0.0	+	0.5	0.0	(0.1)	0.0	0.0	0.0	(0.2)	0.1	(0.1)	0.0	0.3
											+
Negative replacement values	3.3	0.6	0.5	0.0	0.0	1.5	(2.1)	1.2	(0.6)	0.0	+	4.0	0.2	0.1	0.0	0.0	0.7	(1.4)	0.5	(1.3)	0.1	2.8
of which:											+
Credit derivative contracts	1.3	0.5	0.6	0.0	0.0	0.2	(0.7)	0.3	(0.1)	0.0	+	1.5	0.0	(0.2)	0.0	0.0	0.1	(0.4)	0.2	(0.8)	0.0	0.6
Equity / index contracts	1.4	0.3	0.1	0.0	0.0	1.0	(0.8)	0.2	(0.3)	0.0	+	1.9	0.3	0.2	0.0	0.0	0.6	(0.6)	0.2	(0.5)	0.0	1.9
Other	0.6	(0.2)	(0.2)	0.0	0.0	0.3	(0.6)	0.7	(0.2)	0.0	+	0.6	0.0	0.0	0.0	0.0	0.0	(0.4)	0.1	(0.1)	0.0	0.3
											+
Financial liabilities designated at fair value	10.7	1.0	0.6	0.0	0.0	5.0	(3.5)	0.9	(2.9)	(0.1)	+	11.0	1.4	0.9	0.0	0.0	6.7	(5.7)	1.3	(1.8)	(0.1)	12.8
of which:											+
Issued debt instruments	9.3	0.9	0.6	0.0	0.0	4.1	(2.5)	0.8	(2.9)	(0.1)	+	9.7	1.4	0.9	0.0	0.0	5.2	(4.9)	1.2	(1.6)	(0.1)	10.9
Over-the-counter debt instruments	0.8	0.1	0.0	0.0	0.0	0.8	(0.6)	0.1	0.0	0.0	+	1.1	0.0	0.0	0.0	0.0	1.5	(0.7)	0.1	0.0	0.0	1.9
Structured repurchase agreements	0.6	0.0	0.0	0.0	0.0	0.1	(0.4)	0.0	0.0	0.0	+	0.3	0.0	0.0	0.0	0.0	0.0	(0.1)	0.0	(0.2)	0.0	0.0
1 Total Level 3 assets as of 31 December 2017 were CHF 5.5 billion (31 December 2016: CHF 6.9 billion). Total Level 3 liabilities as of 31 December 2017 were CHF 15.7 billion (31 December 2016: CHF 15.1 billion).											+

UBS AG
Notes Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.17				31.12.16
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets measured at fair value on a recurring basis

Financial assets held for trading[2]	108,963	15,309	1,972	126,244	76,046	14,377	1,689	92,112
of which:
Government bills / bonds	11,935	918	0	12,854	10,500	1,319	0	11,820
Corporate and municipal bonds	37	8,072	552	8,662	58	6,722	591	7,371
Loans	0	3,346	501	3,847	0	1,356	681	2,037
Investment fund units	7,223	1,839	571	9,632	6,114	3,521	63	9,698
Asset-backed securities	0	194	174	368	0	470	215	685
Equity instruments	79,276	186	105	79,566	50,916	397	65	51,378
Financial assets for unit-linked investment contracts	10,492	755	69	11,316	8,459	591	74	9,123

Positive replacement values	458	116,222	1,549	118,229	434	155,428	2,549	158,411
of which:
Interest rate contracts	1	43,913	135	44,049	8	57,703	278	57,988
Credit derivative contracts	0	2,266	550	2,816	0	2,562	1,313	3,875
Foreign exchange contracts	207	46,749	189	47,145	263	75,607	222	76,092
Equity / index contracts	16	21,541	675	22,232	1	17,274	729	18,003
Commodity contracts	0	1,727	0	1,727	0	2,269	8	2,277

Financial assets designated at fair value	23,032	34,104	1,419	58,556	39,641	23,304	2,079	65,024
of which:
Government bills / bonds	22,062	3,900	0	25,961	39,439	4,361	0	43,799
Corporate and municipal bonds	765	20,702	0	21,467	15	16,860	0	16,875
Loans (including structured loans)	0	9,385	758	10,143	0	2,043	1,195	3,238
Structured reverse repurchase and securitiesborrowing agreements	0	118	173	291	0	40	644	684
Other	205	0	489	694	187	0	240	427

Financial assets available for sale	3,000	5,157	507	8,665	6,299	8,891	486	15,676
of which:
Government bills / bonds	2,733	133	0	2,866	5,444	450	0	5,894
Corporate and municipal bonds	121	1,060	9	1,189	646	4,939	12	5,596
Investment fund units	0	70	115	185	0	51	126	177
Asset-backed securities	0	3,880	0	3,880	0	3,381	0	3,381
Equity instruments	146	16	384	546	204	71	336	611

Non-financial assets
Precious metals and other physical commodities	4,563	0	0	4,563	4,583	0	0	4,583

Assets measured at fair value on a non-recurring basis
Other assets[3]	0	54	42	95	5,060	131	56	5,248
Total assets measured at fair value	140,017	170,848	5,489	316,353	132,064	202,132	6,860	341,056

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.17				31.12.16
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Liabilities measured at fair value on a recurring basis

Trading portfolio liabilities	26,037	4,309	117	30,463	18,808	3,898	119	22,825
of which:
Government bills / bonds	5,153	256	0	5,409	5,573	648	0	6,221
Corporate and municipal bonds	50	3,453	35	3,538	12	2,927	37	2,976
Investment fund units	541	263	16	820	484	91	20	595
Equity instruments	20,293	336	66	20,695	12,740	227	62	13,028

Negative replacement values	398	112,929	2,807	116,134	539	149,255	4,016	153,810

of which:
Interest rate contracts	5	38,196	186	38,387	12	51,990	475	52,476
Credit derivative contracts	0	3,196	601	3,797	0	3,269	1,538	4,807
Foreign exchange contracts	213	45,151	122	45,486	274	71,668	148	72,089
Equity / index contracts	42	24,803	1,896	26,741	1	20,254	1,854	22,109
Commodity contracts	0	1,561	1	1,562	0	2,040	1	2,041

Financial liabilities designated at fair value	0	41,376	12,826	54,202	2	44,007	11,008	55,017

of which:
Issued debt instruments	0	38,617	10,885	49,502	0	40,242	9,688	49,930
Over-the-counter debt instruments	0	2,385	1,930	4,315	2	3,611	1,050	4,663
Structured repurchase agreements	0	372	4	376	0	130	266	395
Loan commitments and guarantees	0	2	7	9	0	25	5	29

Other liabilities – amounts due under unit-linkedinvestment contracts	0	11,523	0	11,523	0	9,286	0	9,286

Liabilities measured at fair value on a non-recurring basis
Other liabilities[3]	0	1	0	1	0	5,213	0	5,213
Total liabilities measured at fair value	26,435	170,139	15,750	212,324	19,349	211,660	15,143	246,152
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets held for trading exclude precious metals and other physical commodities. 3 Other assets and other liabilities primarily consist of assets held for sale as well as assets and liabilities of a disposal group held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.17				31.12.16
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets measured at fair value on a recurring basis

Financial assets held for trading[2]	108,963	15,309	1,972	126,244	76,046	14,377	1,689	92,112
of which:
Government bills / bonds	11,935	918	0	12,854	10,500	1,319	0	11,820
Corporate and municipal bonds	37	8,072	552	8,662	58	6,722	591	7,371
Loans	0	3,346	501	3,847	0	1,356	681	2,037
Investment fund units	7,223	1,839	571	9,632	6,114	3,521	63	9,698
Asset-backed securities	0	194	174	368	0	470	215	685
Equity instruments	79,276	186	105	79,566	50,916	397	65	51,378
Financial assets for unit-linked investment contracts	10,492	755	69	11,316	8,459	591	74	9,123

Positive replacement values	458	116,222	1,549	118,229	434	155,428	2,549	158,411
of which:
Interest rate contracts	1	43,913	135	44,049	8	57,703	278	57,988
Credit derivative contracts	0	2,266	550	2,816	0	2,562	1,313	3,875
Foreign exchange contracts	207	46,749	189	47,145	263	75,607	222	76,092
Equity / index contracts	16	21,541	675	22,232	1	17,274	729	18,003
Commodity contracts	0	1,727	0	1,727	0	2,269	8	2,277

Financial assets designated at fair value	23,032	34,104	1,419	58,556	39,641	23,304	2,079	65,024
of which:
Government bills / bonds	22,062	3,900	0	25,961	39,439	4,361	0	43,799
Corporate and municipal bonds	765	20,702	0	21,467	15	16,860	0	16,875
Loans (including structured loans)	0	9,385	758	10,143	0	2,043	1,195	3,238
Structured reverse repurchase and securitiesborrowing agreements	0	118	173	291	0	40	644	684
Other	205	0	489	694	187	0	240	427

Financial assets available for sale	3,000	5,157	507	8,665	6,299	8,891	486	15,676
of which:
Government bills / bonds	2,733	133	0	2,866	5,444	450	0	5,894
Corporate and municipal bonds	121	1,060	9	1,189	646	4,939	12	5,596
Investment fund units	0	70	115	185	0	51	126	177
Asset-backed securities	0	3,880	0	3,880	0	3,381	0	3,381
Equity instruments	146	16	384	546	204	71	336	611

Non-financial assets
Precious metals and other physical commodities	4,563	0	0	4,563	4,583	0	0	4,583

Assets measured at fair value on a non-recurring basis
Other assets[3]	0	54	42	95	5,060	131	56	5,248
Total assets measured at fair value	140,017	170,848	5,489	316,353	132,064	202,132	6,860	341,056

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.17				31.12.16
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Liabilities measured at fair value on a recurring basis

Trading portfolio liabilities	26,037	4,309	117	30,463	18,808	3,898	119	22,825
of which:
Government bills / bonds	5,153	256	0	5,409	5,573	648	0	6,221
Corporate and municipal bonds	50	3,453	35	3,538	12	2,927	37	2,976
Investment fund units	541	263	16	820	484	91	20	595
Equity instruments	20,293	336	66	20,695	12,740	227	62	13,028

Negative replacement values	398	112,929	2,807	116,134	539	149,255	4,016	153,810

of which:
Interest rate contracts	5	38,196	186	38,387	12	51,990	475	52,476
Credit derivative contracts	0	3,196	601	3,797	0	3,269	1,538	4,807
Foreign exchange contracts	213	45,151	122	45,486	274	71,668	148	72,089
Equity / index contracts	42	24,803	1,896	26,741	1	20,254	1,854	22,109
Commodity contracts	0	1,561	1	1,562	0	2,040	1	2,041

Financial liabilities designated at fair value	0	41,376	12,826	54,202	2	44,007	11,008	55,017

of which:
Issued debt instruments	0	38,617	10,885	49,502	0	40,242	9,688	49,930
Over-the-counter debt instruments	0	2,385	1,930	4,315	2	3,611	1,050	4,663
Structured repurchase agreements	0	372	4	376	0	130	266	395
Loan commitments and guarantees	0	2	7	9	0	25	5	29

Other liabilities – amounts due under unit-linkedinvestment contracts	0	11,523	0	11,523	0	9,286	0	9,286

Liabilities measured at fair value on a non-recurring basis
Other liabilities[3]	0	1	0	1	0	5,213	0	5,213
Total liabilities measured at fair value	26,435	170,139	15,750	212,324	19,349	211,660	15,143	246,152
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets held for trading exclude precious metals and other physical commodities. 3 Other assets and other liabilities primarily consist of assets held for sale as well as assets and liabilities of a disposal group held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.17			31.12.16
CHF billion	31.12.17	31.12.16	31.12.17	31.12.16			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets held for trading / Trading portfolio liabilities, Financial assets / liabilities designated at fair value and Financial assets available for sale
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	133	92	0	128	88	points
Traded loans, loans designated at fair value, loan commitments and guarantees	1.7	2.0	0.0	0.0	Relative value to market comparable	Loan price equivalent	50	102	98	39	103	94	points
					Discounted expected cash flows	Credit spread	23	124		71	554		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	16	2%
Investment fund units[3]	0.7	0.2	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.5	0.4	0.1	0.1	Relative value to market comparable	Price
Structured (reverse) repurchase agreements	0.2	0.6	0.0	0.3	Discounted expected cash flows	Funding spread	15	195		15	195		basis points
Issued and over-the-counter debt instruments[4]			12.8	10.7
Replacement values
Interest rate contracts	0.1	0.3	0.2	0.5	Option model	Volatility of interest rates	26	229		26	176%
Credit derivative contracts	0.5	1.3	0.6	1.5	Discounted expected cash flows	Credit spreads	6	550		0	791		basis points
						Bond price equivalent	2	102		3	100		points
Equity / index contracts	0.7	0.7	1.9	1.9	Option model	Equity dividend yields	0	13		0	15%
						Volatility of equity stocks, equity and other indices	0	172		0	150%
						Equity-to-FX correlation	(39)	70		(45)	82%
						Equity-to-equity correlation	(50)	97		12	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for issued debt instruments and over-the-counter debt instruments are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.17			31.12.16
CHF billion	31.12.17	31.12.16	31.12.17	31.12.16			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets held for trading / Trading portfolio liabilities, Financial assets / liabilities designated at fair value and Financial assets available for sale
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	133	92	0	128	88	points
Traded loans, loans designated at fair value, loan commitments and guarantees	1.7	2.0	0.0	0.0	Relative value to market comparable	Loan price equivalent	50	102	98	39	103	94	points
					Discounted expected cash flows	Credit spread	23	124		71	554		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	16	2%
Investment fund units[3]	0.7	0.2	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.5	0.4	0.1	0.1	Relative value to market comparable	Price
Structured (reverse) repurchase agreements	0.2	0.6	0.0	0.3	Discounted expected cash flows	Funding spread	15	195		15	195		basis points
Issued and over-the-counter debt instruments[4]			12.8	10.7
Replacement values
Interest rate contracts	0.1	0.3	0.2	0.5	Option model	Volatility of interest rates	26	229		26	176%
Credit derivative contracts	0.5	1.3	0.6	1.5	Discounted expected cash flows	Credit spreads	6	550		0	791		basis points
						Bond price equivalent	2	102		3	100		points
Equity / index contracts	0.7	0.7	1.9	1.9	Option model	Equity dividend yields	0	13		0	15%
						Volatility of equity stocks, equity and other indices	0	172		0	150%
						Equity-to-FX correlation	(39)	70		(45)	82%
						Equity-to-equity correlation	(50)	97		12	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for issued debt instruments and over-the-counter debt instruments are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Balance at the beginning of the year	371	421	480
Profit / (loss) deferred on new transactions	242	254	268
(Profit) / loss recognized in the income statement	(274)	(290)	(321)
(Profit) / loss recognized in other comprehensive income		(23)
Foreign currency translation	(10)	9	(6)
Balance at the end of the year	329	371	421

Disclosure Of Change In Fair Value Of Financial Liability Attributable To Change In Credit Risk Of Liability Explanatory
Own credit adjustments on financial liabilities designated at fair value
	For the year ended
	Included inOther comprehensive income		Included in Net trading income
CHF million	31.12.17	31.12.16	31.12.15
Recognized during the year:
Realized gain / (loss)	21	18
Unrealized gain / (loss)	(333)	(138)	553
Total gain / (loss), before tax	(312)	(120)

	As of
CHF million	31.12.17	31.12.16	31.12.15
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	(195)	141	287

Disclosure Of Valuation Adjustments On Financial Instruments Explanatory
Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), CHF million	31.12.17	31.12.16
Credit valuation adjustments[1]	(113)	(216)
Funding valuation adjustments	(49)	(106)
Debit valuation adjustments	2	5
Other valuation adjustments	(715)	(713)
of which: liquidity	(465)	(439)
of which: model uncertainty	(250)	(274)
1 Amounts do not include reserves against defaulted counterparties.

Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Explanatory
Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	31.12.17		31.12.16
CHF million	Favorablechanges[2]	Unfavorablechanges[2]	Favorablechanges[2]	Unfavorablechanges[2]
Traded loans, loans designated at fair value, loan commitments and guarantees	79	(11)	80	(8)
Asset-backed securities	19	(15)	23	(29)
Equity instruments	79	(53)	85	(66)
Interest rate derivative contracts, net	13	(26)	30	(30)
Credit derivative contracts, net	64	(99)	128	(174)
Foreign exchange derivative contracts, net	12	(6)	18	(9)
Equity / index derivative contracts, net	190	(193)	142	(143)
Structured (reverse) repurchase agreements	34	(34)	43	(46)
Other	13	(13)	12	(12)
Total	502	(450)	560	(517)
1 Effective 31 December 2017, the sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or structured financing instrument. Prior-period information has been restated to reflect this change in presentation. 2 Of the total favorable changes, CHF 78 million as of 31 December 2017 (31 December 2016: CHF 75 million) related to financial assets available for sale. Of the total unfavorable changes, CHF 51 million as of 31 December 2017 (31 December 2016: CHF 55 million) related to financial assets available for sale.

UBS AG | Non-recurring Fair Value Measurement [Member]
Notes Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
	31.12.17					31.12.16
	Carrying value	Fair value				Carrying value	Fair value
CHF billion	Total	Total	Level 1	Level 2	Level 3	Total	Total	Level 1	Level 2	Level 3
Assets
Cash and balances with central banks	87.8	87.8	87.8	0.0	0.0	107.8	107.8	107.8	0.0	0.0
Due from banks	13.7	13.7	13.1	0.6	0.0	13.1	13.1	12.5	0.7	0.0
Cash collateral on securities borrowed	12.4	12.4	0.0	12.4	0.0	15.1	15.1	0.0	15.1	0.0
Reverse repurchase agreements	77.2	77.2	0.0	74.8	2.5	66.2	66.2	0.0	62.5	3.7
Cash collateral receivables on derivative instruments	23.4	23.4	0.0	23.4	0.0	26.7	26.7	0.0	26.7	0.0
Loans	321.7	323.1	0.0	178.9	144.3	307.0	310.4	0.0	170.0	140.4
Financial assets held to maturity	9.2	9.0	6.3	2.7	0.0	9.3	9.1	6.3	2.8	0.0
Other assets	28.0	28.0	0.0	28.0	0.0	18.5	18.5	0.0	18.5	0.0
Liabilities
Due to banks	7.5	7.5	6.5	1.1	0.0	10.6	10.6	8.8	1.9	0.0
Cash collateral on securities lent	1.8	1.8	0.0	1.8	0.0	2.8	2.8	0.0	2.8	0.0
Repurchase agreements	15.3	15.3	0.0	15.3	0.0	6.6	6.6	0.0	6.6	0.0
Cash collateral payables on derivative instruments	30.2	30.2	0.0	30.2	0.0	35.5	35.5	0.0	35.5	0.0
Due to customers	447.1	448.8	0.0	448.8	0.0	450.2	450.6	0.0	450.6	0.0
Debt issued	104.8	107.0	0.0	102.7	4.3	79.0	81.1	0.0	78.5	2.6
Other liabilities	37.1	37.1	0.0	37.1	0.0	39.0	39.0	0.0	39.0	0.0

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
	31.12.17					31.12.16
	Carrying value	Fair value				Carrying value	Fair value
CHF billion	Total	Total	Level 1	Level 2	Level 3	Total	Total	Level 1	Level 2	Level 3
Assets
Cash and balances with central banks	87.8	87.8	87.8	0.0	0.0	107.8	107.8	107.8	0.0	0.0
Due from banks	13.7	13.7	13.1	0.6	0.0	13.1	13.1	12.5	0.7	0.0
Cash collateral on securities borrowed	12.4	12.4	0.0	12.4	0.0	15.1	15.1	0.0	15.1	0.0
Reverse repurchase agreements	77.2	77.2	0.0	74.8	2.5	66.2	66.2	0.0	62.5	3.7
Cash collateral receivables on derivative instruments	23.4	23.4	0.0	23.4	0.0	26.7	26.7	0.0	26.7	0.0
Loans	321.7	323.1	0.0	178.9	144.3	307.0	310.4	0.0	170.0	140.4
Financial assets held to maturity	9.2	9.0	6.3	2.7	0.0	9.3	9.1	6.3	2.8	0.0
Other assets	28.0	28.0	0.0	28.0	0.0	18.5	18.5	0.0	18.5	0.0
Liabilities
Due to banks	7.5	7.5	6.5	1.1	0.0	10.6	10.6	8.8	1.9	0.0
Cash collateral on securities lent	1.8	1.8	0.0	1.8	0.0	2.8	2.8	0.0	2.8	0.0
Repurchase agreements	15.3	15.3	0.0	15.3	0.0	6.6	6.6	0.0	6.6	0.0
Cash collateral payables on derivative instruments	30.2	30.2	0.0	30.2	0.0	35.5	35.5	0.0	35.5	0.0
Due to customers	447.1	448.8	0.0	448.8	0.0	450.2	450.6	0.0	450.6	0.0
Debt issued	104.8	107.0	0.0	102.7	4.3	79.0	81.1	0.0	78.5	2.6
Other liabilities	37.1	37.1	0.0	37.1	0.0	39.0	39.0	0.0	39.0	0.0

UBS AG | Level 3
Notes Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.17			31.12.16
CHF billion	31.12.17	31.12.16	31.12.17	31.12.16			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets held for trading / Trading portfolio liabilities, Financial assets / liabilities designated at fair value and Financial assets available for sale
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	133	92	0	128	88	points
Traded loans, loans designated at fair value, loan commitments and guarantees	1.7	2.0	0.0	0.0	Relative value to market comparable	Loan price equivalent	50	102	98	39	103	94	points
					Discounted expected cash flows	Credit spread	23	124		71	554		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	16	2%
Investment fund units[3]	0.7	0.2	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.5	0.4	0.1	0.1	Relative value to market comparable	Price
Structured (reverse) repurchase agreements	0.2	0.6	0.0	0.3	Discounted expected cash flows	Funding spread	15	195		15	195		basis points
Issued and over-the-counter debt instruments[4]			12.8	10.7
Replacement values
Interest rate contracts	0.1	0.3	0.2	0.5	Option model	Volatility of interest rates	26	229		26	176%
Credit derivative contracts	0.5	1.3	0.6	1.5	Discounted expected cash flows	Credit spreads	6	550		0	791		basis points
						Bond price equivalent	2	102		3	100		points
Equity / index contracts	0.7	0.7	1.9	1.9	Option model	Equity dividend yields	0	13		0	15%
						Volatility of equity stocks, equity and other indices	0	172		0	150%
						Equity-to-FX correlation	(39)	70		(45)	82%
						Equity-to-equity correlation	(50)	97		12	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for issued debt instruments and over-the-counter debt instruments are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.17			31.12.16
CHF billion	31.12.17	31.12.16	31.12.17	31.12.16			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets held for trading / Trading portfolio liabilities, Financial assets / liabilities designated at fair value and Financial assets available for sale
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	133	92	0	128	88	points
Traded loans, loans designated at fair value, loan commitments and guarantees	1.7	2.0	0.0	0.0	Relative value to market comparable	Loan price equivalent	50	102	98	39	103	94	points
					Discounted expected cash flows	Credit spread	23	124		71	554		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	16	2%
Investment fund units[3]	0.7	0.2	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.5	0.4	0.1	0.1	Relative value to market comparable	Price
Structured (reverse) repurchase agreements	0.2	0.6	0.0	0.3	Discounted expected cash flows	Funding spread	15	195		15	195		basis points
Issued and over-the-counter debt instruments[4]			12.8	10.7
Replacement values
Interest rate contracts	0.1	0.3	0.2	0.5	Option model	Volatility of interest rates	26	229		26	176%
Credit derivative contracts	0.5	1.3	0.6	1.5	Discounted expected cash flows	Credit spreads	6	550		0	791		basis points
						Bond price equivalent	2	102		3	100		points
Equity / index contracts	0.7	0.7	1.9	1.9	Option model	Equity dividend yields	0	13		0	15%
						Volatility of equity stocks, equity and other indices	0	172		0	150%
						Equity-to-FX correlation	(39)	70		(45)	82%
						Equity-to-equity correlation	(50)	97		12	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for issued debt instruments and over-the-counter debt instruments are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments											+
		Total gains / (losses) included incomprehensive income									+		Total gains / (losses) included incomprehensive income
CHF billion	Balanceas of 31 December 2015	Net interestincome,net tradingincomeand otherincome	of which:related toLevel 3instrumentsheld at the endof the reportingperiod	Purchases	Sales	Issuances	Settlements	TransfersintoLevel 3	Transfersout ofLevel 3	Foreign currency translation	+	Balanceas of31 December2016	Net interestincome,net tradingincomeand otherincome	of which:related toLevel 3instrumentsheld at the endof the reportingperiod	Purchases	Sales	Issuances	Settlements	TransfersintoLevel 3	Transfersout ofLevel 3	Foreign currency translation	Balanceas of 31 December2017[1]
											+
Financial assets held for trading	2.1	0.1	0.0	0.9	(6.8)	4.1	0.0	1.7	(0.3)	(0.1)	+	1.7	(0.1)	0.0	0.7	(3.8)	2.7	0.0	0.9	(0.2)	0.0	2.0
of which:											+
Corporate and municipal bonds	0.7	0.2	0.1	0.6	(0.8)	0.0	0.0	0.1	(0.1)	(0.1)	+	0.6	0.1	0.1	0.4	(0.7)	0.0	0.0	0.1	0.0	0.0	0.6
Loans	0.8	(0.1)	(0.1)	0.1	(5.2)	4.1	0.0	1.1	(0.2)	0.0	+	0.7	0.0	(0.1)	0.1	(2.8)	2.7	0.0	0.0	(0.1)	0.0	0.5
Other	0.6	0.0	0.0	0.2	(0.8)	0.0	0.0	0.5	0.0	0.0	+	0.4	(0.1)	0.0	0.2	(0.3)	0.0	0.0	0.8	0.0	0.0	0.9
											+
Financial assets designated at fair value	3.3	(0.4)	(0.1)	0.1	0.0	0.7	(1.9)	0.5	(0.1)	0.0	+	2.1	0.2	0.2	0.0	0.0	0.4	(1.2)	0.1	(0.1)	0.0	1.4
of which:											+
Loans (including structured loans)	1.7	(0.4)	(0.1)	0.0	0.0	0.6	(1.0)	0.4	(0.1)	0.0	+	1.2	0.2	0.2	0.0	0.0	0.1	(0.6)	0.0	(0.1)	0.0	0.8
Structured reverse repurchase and securities borrowing agreements	1.5	0.0	0.0	0.0	0.0	0.0	(0.9)	0.0	0.0	0.0	+	0.6	0.0	0.0	0.0	0.0	0.1	(0.6)	0.0	0.0	0.0	0.2
Other	0.1	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.0	+	0.2	(0.1)	(0.1)	0.0	0.0	0.2	0.0	0.1	0.0	0.0	0.5
											+
Financial assets available for sale	0.7	0.0	0.0	0.1	(0.1)	0.0	0.0	0.0	(0.1)	0.0	+	0.5	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.5
											+
Positive replacement values	2.9	(0.4)	(0.5)	0.0	0.0	1.0	(1.9)	1.3	(0.4)	0.0	+	2.5	(0.3)	(0.4)	0.0	0.0	0.9	(1.2)	0.4	(0.8)	0.0	1.5
of which:											+
Credit derivative contracts	1.3	(0.2)	(0.1)	0.0	0.0	0.6	(0.7)	0.4	(0.1)	0.0	+	1.3	(0.2)	(0.2)	0.0	0.0	0.0	(0.3)	0.0	(0.4)	0.0	0.5
Equity / index contracts	1.0	(0.1)	0.0	0.0	0.0	0.4	(0.6)	0.2	(0.2)	0.0	+	0.7	(0.1)	(0.1)	0.0	0.0	0.9	(0.7)	0.3	(0.4)	0.0	0.7
Other	0.6	(0.1)	(0.3)	0.0	0.0	0.1	(0.6)	0.7	(0.1)	0.0	+	0.5	0.0	(0.1)	0.0	0.0	0.0	(0.2)	0.1	(0.1)	0.0	0.3
											+
Negative replacement values	3.3	0.6	0.5	0.0	0.0	1.5	(2.1)	1.2	(0.6)	0.0	+	4.0	0.2	0.1	0.0	0.0	0.7	(1.4)	0.5	(1.3)	0.1	2.8
of which:											+
Credit derivative contracts	1.3	0.5	0.6	0.0	0.0	0.2	(0.7)	0.3	(0.1)	0.0	+	1.5	0.0	(0.2)	0.0	0.0	0.1	(0.4)	0.2	(0.8)	0.0	0.6
Equity / index contracts	1.4	0.3	0.1	0.0	0.0	1.0	(0.8)	0.2	(0.3)	0.0	+	1.9	0.3	0.2	0.0	0.0	0.6	(0.6)	0.2	(0.5)	0.0	1.9
Other	0.6	(0.2)	(0.2)	0.0	0.0	0.3	(0.6)	0.7	(0.2)	0.0	+	0.6	0.0	0.0	0.0	0.0	0.0	(0.4)	0.1	(0.1)	0.0	0.3
											+
Financial liabilities designated at fair value	10.7	1.0	0.6	0.0	0.0	5.0	(3.5)	0.9	(2.9)	(0.1)	+	11.0	1.4	0.9	0.0	0.0	6.7	(5.7)	1.3	(1.8)	(0.1)	12.8
of which:											+
Issued debt instruments	9.3	0.9	0.6	0.0	0.0	4.1	(2.5)	0.8	(2.9)	(0.1)	+	9.7	1.4	0.9	0.0	0.0	5.2	(4.9)	1.2	(1.6)	(0.1)	10.9
Over-the-counter debt instruments	0.8	0.1	0.0	0.0	0.0	0.8	(0.6)	0.1	0.0	0.0	+	1.1	0.0	0.0	0.0	0.0	1.5	(0.7)	0.1	0.0	0.0	1.9
Structured repurchase agreements	0.6	0.0	0.0	0.0	0.0	0.1	(0.4)	0.0	0.0	0.0	+	0.3	0.0	0.0	0.0	0.0	0.0	(0.1)	0.0	(0.2)	0.0	0.0
1 Total Level 3 assets as of 31 December 2017 were CHF 5.5 billion (31 December 2016: CHF 6.9 billion). Total Level 3 liabilities as of 31 December 2017 were CHF 15.7 billion (31 December 2016: CHF 15.1 billion).											+